Note 4	12 Months Ended
Dec. 31, 2025
Shareholder Remuneration System [Abstract]
Disclosure of shareholder remuneration system [Text Block]	Shareholder remuneration system
Shareholder Remuneration Policy
BBVA announced in November 2021 by means of Relevant Information the amendment of the Group's shareholder remuneration policy, which establishes as a policy to distribute annually between 40% and 50% of the consolidated ordinary profit for each year (excluding amounts and items of an extraordinary nature included in the consolidated income statement).
This policy is implemented through the distribution of an interim dividend for the year (which is expected to be paid in October of each year) and a final dividend or final distribution (which is expected to be paid at the end of the year and once the application of the result is approved, foreseeably in April of each year), with the possibility of combining cash distributions with share buybacks, all subject to the corresponding authorizations and approvals applicable at any given time.
Shareholder remuneration during financial year 2023
Cash distributions
During the 2023 financial year, the Annual General Shareholders' Meeting and the Board of Directors approved the payment of the following cash amounts:
–The Annual General Shareholders’ Meeting of BBVA held on March 17, 2023, approved, under item 1.3 of the Agenda, a cash distribution against the 2022 results as a final dividend for the 2022 financial year, for an amount equal to €0.31 gross (€0.2511 net of withholding tax) per outstanding BBVA share entitled to participate in this distribution, which was paid on April 5, 2023. The total amount paid, excluding dividends paid in respect of treasury shares held by the Group's companies other than BBVA, S.A., amounted to €1,857 million.
–The Board of Directors, at its meeting held on September 27, 2023, resolved the payment of a cash interim dividend, for the 2023 financial year, of €0.16 gross (€0.1296 net of withholding tax) per outstanding BBVA share entitled to participate in this distribution, which was paid on October 11, 2023. The total amount paid, excluding dividends paid in respect of treasury shares held by the Group's companies other than BBVA, S.A., amounted to €951 million.
Shareholder remuneration during financial year 2024
Cash distributions
During the 2024 financial year, BBVA's General Shareholders' Meeting and Board of Directors approved the following cash payments:
–The Annual General Shareholders' Meeting held on March 15, 2024 approved, in item 1.3 of its Agenda, a cash distribution charged to the results of the 2023 financial year as a final dividend for the 2023 financial year, in the amount of €0.39 gross (€0.3159 net of withholding tax) per each outstanding BBVA share entitled to participate in this distribution, which was paid on April 10, 2024. The total amount paid, excluding dividends paid in respect of treasury shares held by the Group's companies other than BBVA, S.A., amounted to €2,245 million.
–By means of an inside information notice (información privilegiada) dated September 26, 2024, that the Board of Directors of BBVA had agreed to pay an amount on account of the dividend for the 2024 financial year, in the amount of €0.29 gross (€0.2349 net of withholding tax) per each outstanding BBVA share entitled to participate in this distribution, which was paid on October 10, 2024. The total amount paid, excluding dividends paid in respect of treasury shares held by the Group's companies other than BBVA, S.A., amounted to €1,668 million.
Shareholder remuneration during financial year 2025
Cash distributions
During the 2025 financial year, the Annual General Shareholders' Meeting and the Board of Directors approved the payment of the following cash amounts:
–The Annual General Shareholders' Meeting of BBVA held on March 21, 2025, approved, under item 1.3 of the Agenda, such cash distribution against the 2024 results as a final dividend for the 2024 financial year, for an amount equal to €0.41 gross (€0.3321 net of withholding tax) per outstanding BBVA share entitled to participate in this distribution, which was paid on April 10, 2025. The total amount paid, excluding dividends paid in respect of treasury shares held by the Group's companies other than BBVA, S.A., amounted to €2,357 million.
–By means of an inside information notice (información privilegiada) dated September 29, 2025, BBVA announced that the Board of Directors had approved the payment of a cash interim dividend of €0.32 gross (€0.2592 net of withholding tax) per each outstanding BBVA share entitled to participate in this distribution, which was paid on November 7, 2025. The total amount paid, excluding dividends paid in respect of treasury shares held by the Group's companies other than BBVA, S.A., amounted to €1,840 million.
The forecasted financial statement, drawn up in compliance with the applicable legal requirements, which evidenced the existence of sufficient liquidity to distribute the abovementioned amount approved by the Board of Directors of BBVA, was the following:

AVAILABLE AMOUNT FOR INTERIM DIVIDEND PAYMENTS (MILLIONS OF EUROS)

August 31, 2025
Profit of BBVA, S.A., after the provision for income tax	5,518
Constitution of legal reserve ⁽¹⁾	(110)
Maximum amount distributable	5,408
Amount of proposed interim dividend ⁽¹⁾	2,205
BBVA cash balance available to the date	27,334
(1) In the event that the maximum number of new shares authorized by the Board to satisfy the offer price in the public takeover bid made on Banco de Sabadell, S.A. were issued, which was rendered ineffective on October 16, 2025.
Other shareholder remuneration
On February 5, 2026, BBVA announced by means of an inside information notice filing with the CNMV that a cash distribution in the amount of €0.60 gross (€0.4860 net of withholding tax) per each of the outstanding shares entitled to receive said distribution, expected to be paid in April 2026 as the final dividend for the year 2025, was planned to be proposed to the corresponding governing bodies for consideration as ordinary remuneration to shareholders for 2025.
Share buyback programs
Share buyback program in 2023
On February 1, 2023, BBVA announced, among others, that it planned to submit for the consideration of the corresponding BBVA governing bodies the execution of a €422 million share buyback program, subject to obtaining the corresponding regulatory authorizations and to the communication of the specific terms and conditions of the share buyback program before its execution. On March 17, 2023, after receiving the required authorization from the ECB, BBVA announced through an Inside Information notice the execution of a time-scheduled buyback program for the repurchase of own shares in accordance with the Regulation (EU) No. 596/2014 of the European Parliament and of the Council of 16 April 2014 on market abuse and Commission Delegated Regulation (EU) No. 2016/1052 of March 8, 2016 ("the Regulations"), aimed at reducing BBVA’s share capital by a maximum monetary amount of €422 million. The execution was carried out internally by BBVA, executing the trades through BBVA. By means of an Other Relevant Information notice dated April 21, 2023, BBVA announced the completion of the share buyback program upon reaching the maximum monetary amount of €422 million, having acquired 64,643,559 own shares, between March 20 and April 20, 2023, representing, approximately, 1.07% of BBVA's share capital as of said date.
On June 2, 2023, BBVA notified through an Other Relevant Information notice a partial execution of the share capital reduction resolution adopted by the Annual General Shareholders’ Meeting of BBVA held on March 17, 2023, under item 3 of the agenda through the reduction of BBVA’s share capital in a nominal amount of €31,675,343.91 and the consequent redemption, charged to unrestricted reserves, of 64,643,559 own shares of €0.49 par value each acquired derivatively by BBVA in execution of the aforementioned share buyback program and which were held in treasury shares (see Notes 26, 27, 28 and 29).
On July 28, 2023, BBVA announced, by means of an Inside Information notice, its request to the ECB for the correspondent supervisory authorization in order to carry out a share buyback program of up to €1,000 million, subject to the authorization requested being granted, to the adoption of the corresponding corporate resolutions and to the communication of the specific terms and conditions of the share buyback program before its execution. This share buyback program was considered as an extraordinary shareholder distribution. On October 2, 2023, after receiving the required authorization from the ECB, BBVA announced that it would implement a buyback program for the repurchase of own shares in accordance with the Regulations, aimed at reducing BBVA’s share capital by a maximum monetary amount of €1,000 million. The execution was carried out internally by BBVA, executing the trades through BBVA.
By means of an Other Relevant Information notice dated November 29, 2023, BBVA announced the completion of the share buyback program upon reaching the maximum monetary amount of €1,000 million, having acquired 127,532,625 own shares, between October 2 and November 29, 2023, representing, approximately, 2.14% of BBVA's share capital as of said later date.
On December 19, 2023, BBVA notified through an Other Relevant Information notice the second partial execution of the share capital reduction resolution adopted by the Annual General Shareholders’ Meeting of BBVA held on March 17, 2023, under item 3 of the agenda through the reduction of BBVA’s share capital in a nominal amount of €62,490,986.25 and the consequent redemption, charged to unrestricted reserves, of the 127,532,625 own shares of €0.49 par value each acquired derivatively by BBVA in execution of the aforementioned extraordinary share buyback program and which were held in treasury shares (see Notes 26, 27, 28 and 29).
Share buyback program in 2024
On January 30, 2024, BBVA announced, among other matters, that it planned to submit for the consideration of the corresponding BBVA governing bodies the execution of a €781 million share buyback program, subject to obtaining the corresponding regulatory authorizations and to the communication of the specific terms and conditions of the share buyback program before its execution. On March 1, 2024, after receiving the required authorization from the ECB, BBVA announced by means of an Inside Information notice the execution of a time-scheduled buyback program for the repurchase of own shares, all in accordance with the Regulations, for a maximum monetary amount of €781 million. The execution was carried out externally by Citigroup Global Markets Europe AG.
By means of an Other Relevant Information notice dated April 9, 2024, BBVA announced the completion of the share buyback program upon reaching the maximum monetary amount, having acquired a total of 74,654,915 own shares, between March 4 and April 9, 2024, representing, approximately, 1.28% of BBVA's share capital as of such date.
On May 24, 2024, BBVA notified through an Other Relevant Information notice the partial execution of the share capital reduction resolution adopted by the Annual General Shareholders’ Meeting of BBVA held on March 15, 2024, under item 3 of the Agenda, through the reduction of BBVA’s share capital in a nominal amount of €36,580,908.35 and the consequent redemption, charged to unrestricted reserves, of the 74,654,915 own shares of €0.49 par value each acquired derivatively by BBVA in execution of the share buyback program and which were held as treasury shares (see Notes 26, 27, 28 and 29).
Share buyback programs in 2025
On January 30, 2025, BBVA announced, among other matters, the execution of a share buyback program of BBVA shares, with the purpose of reducing BBVA’s share capital, for a monetary amount of €993 million, subject to obtaining the corresponding regulatory authorizations and to the communication of the specific terms and conditions of the share buyback program before its execution.
On October 30, 2025, after receiving the required authorization from the ECB, BBVA announced by means of an Inside Information notice the execution of a time-scheduled buyback program for the repurchase of own shares, with the purpose of reducing BBVA's share capital, all in accordance with the Regulations, for a maximum monetary amount of €993 million. The execution was carried out externally by Citigroup Global Markets Europe AG. By means of an Other Relevant Information notice dated December 10, 2025, BBVA announced the completion of the share buyback program upon reaching the maximum monetary amount, having acquired a total of 54,316,765 BBVA shares, between October 31 and December 10, 2025, representing, approximately, 0.93% of BBVA's share capital as of such date. On December 23, 2025, BBVA notified through an Other Relevant Information notice the partial execution of the share capital reduction resolution adopted by the Annual General Shareholders’ Meeting of BBVA held on March 21, 2025, under item 3 of the Agenda, through the reduction of BBVA’s share capital in a nominal amount of €26,615,214.85 and the consequent redemption, charged to unrestricted reserves, of the 54,316,765 BBVA shares of €0.49 par value each acquired derivatively by BBVA in execution of the aforementioned BBVA share buyback program and which were held as treasury shares (see Notes 26, 27, 28 and 29).
On December 19, 2025, and after receiving the required authorization from the ECB, BBVA announced, by means of an Inside Information notice, that the Board of Directors of BBVA, at its meeting on December 18, 2025, had agreed to carry out the execution of a framework share buyback program for the repurchase of BBVA shares, all in accordance with the Regulations. This program will be executed in several tranches for a maximum monetary amount of €3,960 million, with the purpose of reducing BBVA's share capital (the "Framework Program"), without prejudice to the possibility of suspending or terminating the Framework Program early if circumstances warrant. It also announced that the Board of Directors agreed to execute a first tranche of the Framework Program in compliance with the Regulations, for the purpose of reducing BBVA's share capital for a maximum monetary amount of €1,500 million. The execution of this tranche started on December 22, 2025, and is carried out externally by J.P. Morgan SE. Between December 22, 2025 and February 13, 2026, J.P. Morgan SE has acquired 51,166,012 BBVA shares within this program.
Proposal on allocation of earnings of BBVA, S.A. for 2025
In accordance with current mercantile regulations, the earnings subject to distribution correspond to the individual result of Banco Bilbao Vizcaya Argentaria, SA, the parent company of the BBVA Group.
Below is the distribution of the earnings of Banco Bilbao Vizcaya Argentaria, S.A. for the 2025 financial year, which the Board of Directors will submit for approval to the Annual General Shareholders’ Meeting:

ALLOCATION OF EARNINGS (MILLIONS OF EUROS)

2025
Profit (loss) of BBVA, S.A. for the year	7,157
Distribution
Interim dividends	1,842
Final dividend	3,425
Reserves / Accumulated gains	1,889